Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.7%
U.S. Treasury Bill 0.000%, 8/13/20	$ 57,300	$56,756
U.S. Treasury Note 1.750%, 6/15/22	12,560	12,605
U.S. Treasury Notes 2.250%, 3/31/21	38,165	38,451
Total U.S. Government Securities (Identified Cost $107,762)		107,812

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,500	4,334
Total Municipal Bond (Identified Cost $4,213)		4,334

Foreign Government Securities—5.1%
Angolan Government International Bond 144A 9.500%, 11/12/25(1)	5,500	6,429
Arab Republic of Egypt 144A 5.875%, 6/11/25(1)(2)	21,015	22,328
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,415
RegS 7.750%, 10/13/19(3)(4)	9,851	1,108
Dominican Republic 144A 6.600%, 1/28/24(1)(2)	10,115	11,240
Federal Republic of Nigeria 144A 7.625%, 11/21/25(1)	13,700	15,114
Kingdom of Abu Dhabi 144A 2.125%, 9/30/24(1)	13,800	13,752
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(1)	14,625	15,766
144A 3.250%, 10/26/26(1)	6,500	6,732
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	6,050	6,379
Republic of Ecuador 144A 7.875%, 3/27/25(1)	3,600	3,294
Republic of Ecuador 144A 8.875%, 10/23/27(1)	6,400	5,872
Republic of Ghana 144A 7.875%, 3/26/27(1)	6,000	6,301
Republic of Indonesia
144A 3.375%, 4/15/23(1)	18,000	18,533
144A 5.875%, 1/15/24(1)	15,230	17,206
144A 4.125%, 1/15/25(1)	9,800	10,507
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,102
Republic of Kenya 144A 7.000%, 5/22/27(1)	18,200	19,367
Republic of Mongolia 144A 8.750%, 3/9/24(1)	5,755	6,537
	Par Value	Value

Foreign Government Securities—continued
Republic of Pakistan 144A 8.250%, 9/30/25(1)	$9,200	$10,288
Republic of South Africa
4.665%, 1/17/24	6,725	7,019
5.875%, 9/16/25	14,515	15,975
Republic of Turkey
6.250%, 9/26/22	11,600	12,113
6.350%, 8/10/24	15,145	15,815
7.375%, 2/5/25	7,185	7,845
Russian Federation
144A 4.875%, 9/16/23(1)	14,400	15,706
RegS 4.750%, 5/27/26(4)	11,400	12,717
Ukraine 144A 7.750%, 9/1/25(1)	19,345	21,110
United Mexican States Series M 6.500%, 6/9/22	250,769MXN	13,186
Total Foreign Government Securities (Identified Cost $339,043)		322,756

Mortgage-Backed Securities—30.4%
Agency—1.9%
Federal National Mortgage Association
Pool #811881 5.500%, 3/1/20	—	—
Pool #819916 5.500%, 3/1/20	3	3
Pool #819922 5.500%, 4/1/20	6	6
Pool #811451 5.000%, 6/1/20	11	11
Pool #AD6058 4.000%, 8/1/25	3,097	3,230
Pool #AO5149 3.000%, 6/1/27	352	361
Pool #AS5927 3.000%, 10/1/30	12,731	13,095
Pool #AZ4794 3.000%, 10/1/30	19,650	20,226
Pool #890710 3.000%, 2/1/31	8,240	8,481
Pool #254549 6.000%, 12/1/32	19	22
Pool #695237 5.500%, 2/1/33	28	30
Pool #773385 5.500%, 5/1/34	138	155
Pool #725762 6.000%, 8/1/34	109	125
Pool #806318 5.500%, 11/1/34	131	141
Pool #806328 5.500%, 11/1/34	119	128
Pool #800267 5.500%, 12/1/34	31	35
Pool #808018 5.500%, 1/1/35	113	126
Pool #941322 6.000%, 7/1/37	7	7
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #889578 6.000%, 4/1/38	$63	$72
Pool #AC6992 5.000%, 12/1/39	2,147	2,332
Pool #AD3841 4.500%, 4/1/40	3,371	3,659
Pool #AD4224 5.000%, 8/1/40	3,011	3,321
Pool #AE4799 4.000%, 10/1/40	84	90
Pool #AH4009 4.000%, 3/1/41	3,020	3,238
Pool #AI2472 4.500%, 5/1/41	2,564	2,784
Pool #AS6515 4.000%, 1/1/46	8,150	8,634
Pool #AS9393 4.000%, 4/1/47	4,894	5,146
Pool #MA3058 4.000%, 7/1/47	24,185	25,317
Pool #MA3692 3.500%, 7/1/49	17,526	18,006
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	15	17
Pool #581072 6.500%, 2/15/32	2	2
		118,800

Non-Agency—28.5%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	181	181
Adjustable Rate Mortgage Trust 2005-1, 3A1 4.107%, 5/25/35(5)	1,655	1,678
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(1)(5)	4,559	4,649
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	7,780	7,780
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	7,618	7,561
2018-C, A 144A 4.360%, 9/25/65(1)(5)	8,413	8,504
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,155	11,487
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(5)	10,313	10,340
2018-2, A1 144A 3.674%, 7/27/48(1)(5)	17,423	17,583
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	4,604	4,657
2019-1, A1 144A 3.920%, 11/25/48(1)(5)	17,120	17,365
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	6,877	6,952
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(1)(5)	251	251
2017-3, A1 144A 2.708%, 11/25/47(1)(5)	2,380	2,378
	Par Value	Value

Non-Agency—continued
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	$15,783	$15,816
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	33,150	33,534
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	13,283	13,505
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	9,849	9,966
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 3.190%, 5/15/35(1)(5)	11,745	11,708
Asset Backed Funding Certificates 2005-AQ1, A6 4.690%, 1/25/35(5)	361	370
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(1)(5)	10,350	10,423
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(5)	253	258
2004-D, 5A1 4.029%, 1/25/35(5)	2,223	2,239
2005-1, 1A1 5.500%, 2/25/35	287	292
2006-2, 3A1 6.000%, 3/25/36	1,263	1,277
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	688	707
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	12,152	12,416
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2 4.610%, 5/25/34(5)	697	702
2004-4, A6 5.500%, 5/25/34	77	77
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.348%, 8/25/34(5)	637	643
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.072%, 7/25/36(1)(5)	3,983	3,830
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(5)	516	515
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	5,978	6,078
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,412
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	2,664	2,683
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,089
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,039
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	2,062	2,085
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 2.462%, 3/15/37(1)(5)	5,490	5,462
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 2.915%, 5/15/29(1)(5)	$5,780	$5,773
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(1)(5)	15,270	15,428
2019-2, A1 144A 2.879%, 7/25/49(1)(5)	7,150	7,166
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 2.990%, 10/15/36(1)(5)	7,795	7,805
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.316%, 4/15/35(1)(5)	11,145	11,075
2018-GW, B (1 month LIBOR + 1.020%) 144A 2.760%, 5/15/35(1)(5)	19,910	19,835
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	5,121
2019-OC11, D 144A 4.075%, 12/9/41(1)	5,615	5,707
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	12,515	12,590
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 2.860%, 6/15/34(1)(5)	17,640	17,619
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.660%, 12/15/36(1)(5)	7,195	7,177
2015-GC27, A4 2.878%, 2/10/48	8,835	9,023
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	6,959	7,596
2014-A, A 144A 4.000%, 1/25/35(1)(5)	4,170	4,301
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	3,200	3,259
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	3,174	3,177
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	1,130	1,148
2018-RP3, A1 144A 3.250%, 3/25/61(1)(5)	7,339	7,416
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	12,265	12,333
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	12,986	13,252
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(5)	5,250	5,252
2018-2, A1 144A 3.470%, 7/27/48(1)(5)	1,658	1,662
2018-3, A1 144A 3.692%, 10/26/48(1)(5)	1,243	1,249
2019-1, A1 144A 3.705%, 3/25/49(1)(5)	12,728	12,798
2019-3, A1 144A 2.764%, 8/25/49(1)(5)	25,073	25,039
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(5)	3,642	3,702
	Par Value	Value

Non-Agency—continued
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(5)	$8,705	$9,165
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	3,331	3,344
2018-1, A 144A 3.804%, 6/15/51(1)	12,198	12,580
2018-2, A 144A 4.026%, 11/15/52(1)	6,254	6,565
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	552	566
2003-AR30, 5A1 3.971%, 1/25/34(5)	2,288	2,333
2004-8, 7A1 6.000%, 12/25/34	3,558	3,730
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 2.720%, 5/15/36(1)(5)	25,155	25,208
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.041%, 4/25/43(1)(5)	1,600	1,597
2014-IVR2, A2 144A 3.750%, 4/25/44(1)(5)	7,205	7,291
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	1,917	1,929
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	1,294	1,290
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	328	327
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	1,511	1,509
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	682	681
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	1,443	1,442
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	11,320	11,387
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	1,470	1,478
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	3,491	3,509
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(5)	6,647	6,741
2019-1, A1 144A 2.934%, 6/25/59(1)(5)	11,586	11,634
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	7,016	7,011
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	9,606	9,704
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	6,724	6,744
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	7,505	7,646
2019-H1,A1 144A 2.657%, 10/25/59(1)(5)	12,105	12,109
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	11,325	11,384
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	$12,721	$13,001
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(5)	39	39
2005-12, AF3W 4.999%, 9/25/35(5)	2,574	2,674
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	22,012
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(5)	8,765	8,820
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	10,757	10,926
2019-1, A1 144A 3.454%, 1/25/59(1)(5)	14,129	14,204
2019-3, A1 144A 2.675%, 11/25/59(1)(5)	21,138	21,072
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,422	1,414
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-10, 14A1 3.920%, 1/25/35(5)	665	668
2004-10, 21A1 4.127%, 1/25/35(5)	3,503	3,580
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.699%, 6/25/33(5)	325	331
2003-AR4, 2A1 4.074%, 8/25/33(5)	73	72
2004-CB1, 2A 5.000%, 6/25/34	1,031	1,064
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	4,679	4,772
2014-C22, A4 3.801%, 9/15/47	16,998	18,043
2015-C31, AS 4.106%, 8/15/48	4,670	4,973
2015-C28, B 3.986%, 10/15/48	11,010	11,446
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.362%, 6/25/29(1)(5)	2,870	2,891
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	4,791	4,849
2014-5, B1 144A 2.980%, 10/25/29(1)(5)	2,241	2,216
2014-5, B2 144A 2.980%, 10/25/29(1)(5)	1,055	1,041
2006-A2, 4A1 4.692%, 8/25/34(5)	580	603
2005-A2, 4A1 4.335%, 4/25/35(5)	422	429
2006-A6, 3A3L 3.989%, 10/25/36(5)	649	573
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	3,367	3,418
	Par Value	Value

Non-Agency—continued
2015-1, AM1 144A 3.211%, 12/25/44(1)(5)	$4,379	$4,369
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	10,467	10,689
2015-5, A2 144A 3.172%, 5/25/45(1)(5)	5,066	5,062
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	13,839	14,117
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	7,539	7,507
2017-5, A1 144A 3.155%, 10/26/48(1)(5)	26,298	26,598
2017-4, A3 144A 3.500%, 11/25/48(1)(5)	9,382	9,551
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.540%, 5/15/36(1)(5)	5,740	5,737
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	18,755	18,937
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	2,697	2,774
2004-4, 6A1 5.500%, 4/25/34	1,477	1,514
2004-7, 9A1 6.000%, 8/25/34	7,520	7,820
2005-2, 2A1 6.000%, 1/25/35	2,068	2,179
2005-2, 1A1 6.500%, 3/25/35	5,127	5,337
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.992%, 6/25/52(1)(5)(6)	18,395	18,395
MetLife Securitization Trust
2017-1A, M1 144A 3.621%, 4/25/55(1)(5)	7,930	8,148
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	10,398	10,722
Mill City Mortgage Loan Trust
2016-1, A1 144A 2.500%, 4/25/57(1)(5)	1,536	1,533
2017-1, A1 144A 2.750%, 11/25/58(1)(5)	5,956	5,965
2018-4, A1B 144A 3.500%, 4/25/66(1)(5)	14,095	14,396
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,835
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,765
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 2.440%, 11/15/34(1)(5)	11,154	11,126
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.076%, 2/25/34(5)	523	537
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.077%, 6/25/44(1)(5)	4,058	4,028
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.660%, 8/15/34(1)(5)	18,163	18,161
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	$740	$751
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	9,842	10,154
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.542%, 1/25/48(1)(5)	8,425	8,402
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(5)	7,692	7,760
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	3,005	3,021
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	8,104	8,377
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	770	791
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	6,393	6,591
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	7,730	7,977
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	4,331	4,462
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	4,810	4,956
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	5,897	6,087
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	16,678	17,387
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	14,001	14,505
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	15,749	16,462
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(5)	14,664	14,592
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.517%, 3/25/35(5)	1,655	1,667
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(5)	12,498	12,607
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	7,517	7,722
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.442%, 6/25/57(1)(5)	8,343	8,298
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(5)	7,195	7,242
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	10,700	10,948
Pretium Mortgage Credit Partners I LLC
2018-NPL4, A1 144A 4.826%, 9/25/58(1)(5)	5,457	5,484
2019-NPL3, A1 144A 3.105%, 7/27/59(1)(5)	15,225	15,211
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(5)	10,916	10,936
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	3,994
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,146	3,161
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,521
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,447
	Par Value	Value

Non-Agency—continued
2019-SFR3, B 144A 2.571%, 9/17/36(1)	$10,340	$10,137
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	3,604	3,623
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(5)	20,356	20,405
2019-2A, A1 144A 3.967%, 4/25/24(1)(5)	12,963	12,993
2019-3A, A1 144A 3.351%, 7/25/24(1)(5)	6,144	6,151
2019-GS1, A1 144A 3.500%, 10/25/24(1)(5)	4,509	4,504
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(5)	16,429	16,445
2019-2, A1 144A 3.475%, 11/25/24(1)(5)	9,413	9,400
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	944	992
2004-SL1, A8 6.500%, 11/25/31	1,261	1,318
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,655	1,701
2004-A1, A5 5.500%, 4/25/34	6,355	6,485
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(5)	5,130	5,186
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	11,109	11,138
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(1)(5)	14,767	14,611
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	6,500	6,359
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(1)(5)	6,138	6,241
2013-8, B1 3.523%, 6/25/43(5)	5,789	5,873
2018-CH2, A12 144A 4.000%, 6/25/48(1)(5)	13,657	13,748
SG Residential Mortgage Trust 2019-3,A1 144A 2.703%, 9/25/59(1)(5)	13,370	13,342
Spruce Hill Mortgage Loan Trust 2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	4,560	4,584
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(5)	2,700	2,719
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	21,128	21,285
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 2.690%, 1/17/35(1)(5)	12,967	12,942
Structured Adjustable Rate Mortgage Loan Trust
2004-4, 3A1 4.373%, 4/25/34(5)	248	257
2004-4, 3A2 4.373%, 4/25/34(5)	1,098	1,138
2004-4, 3A4 4.373%, 4/25/34(5)	848	877
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2004-14, 7A 4.162%, 10/25/34(5)	$4,218	$4,279
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.271%, 11/25/33(5)	1,311	1,326
Sutherland Commercial Mortgage Loans
2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	2,923	2,893
2018-SBC7, A 144A 4.720%, 5/25/39(1)(5)	9,793	9,841
Sutherland Commercial Mortgage Trust 2019-SBC8, A 144A 2.860%, 4/25/41(1)(5)	8,928	8,925
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.412%, 6/25/44(5)	3,193	3,191
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.692%, 4/25/48(1)(5)	15,078	15,063
2015-1, A2 144A 3.250%, 10/25/53(1)(5)	11,184	11,198
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	1,459	1,461
2016-1, A1B 144A 2.750%, 2/25/55(1)(5)	2,778	2,780
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	11,010	11,573
2015-5, A1B 144A 2.750%, 5/25/55(1)(5)	2,607	2,605
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,959
2016-2, A1 144A 3.000%, 8/25/55(1)(5)	3,728	3,760
2016-3, A1 144A 2.250%, 4/25/56(1)(5)	2,747	2,740
2016-4, A1 144A 2.250%, 7/25/56(1)(5)	3,535	3,513
2017-1, A1 144A 2.750%, 10/25/56(1)(5)	1,347	1,356
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,788
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	3,930	3,944
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	10,765	11,073
2018-4, A1 144A 3.000%, 6/25/58(1)(5)	11,310	11,469
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	5,848	5,889
2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	2,688	2,700
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,548
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	4,640	4,647
2017-SFR1, A 144A 2.716%, 9/17/34(1)	6,572	6,567
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(1)(5)	7,206	7,065
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(5)	12,993	12,971
	Par Value	Value

Non-Agency—continued
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	$1,176	$1,173
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	11,516	11,548
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(1)(5)	4,470	4,474
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(5)	12,143	12,215
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(5)	7,468	7,464
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	2,042	2,042
2017-2A, A1 144A 2.485%, 7/25/47(1)(5)	5,801	5,779
2018-1, A1 144A 2.929%, 2/25/48(1)(5)	7,649	7,650
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	2,768	2,793
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	13,920	13,998
2018-2, B1 144A 4.426%, 6/1/58(1)(5)	4,975	5,024
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	10,520	10,624
2019-1, A1 144A 3.836%, 2/25/59(1)(5)	17,293	17,468
2019-2, A1 144A 3.211%, 5/25/59(1)(5)	12,726	12,801
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	6,846	6,885
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	13,240	13,315
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	14,340	15,070
2015-LC20, A5 3.184%, 4/15/50	12,165	12,617
Wells Fargo Mortgage Backed Securities Trust 2004-U, A1 4.623%, 10/25/34(5)	404	404
		1,817,267

Total Mortgage-Backed Securities (Identified Cost $1,919,613)		1,936,067

Asset-Backed Securities—23.1%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	12,455
2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,471
		16,926

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—12.1%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	$315	$315
2018-1, B 144A 4.820%, 5/20/21(1)	9,245	9,288
2019-1, A 144A 3.750%, 5/20/22(1)	10,002	10,055
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,407
2019-2, A 144A 2.820%, 2/21/23(1)	3,727	3,733
2019-2, B 144A 3.630%, 8/21/23(1)	6,000	6,021
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	6,564	6,590
2018-3, C 144A 3.750%, 10/15/24(1)	6,295	6,337
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,431
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,920
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,723
AmeriCredit Automobile Receivables Trust
2016-4, C 2.410%, 7/8/22	8,723	8,744
2017-1, C 2.710%, 8/18/22	10,360	10,422
2017-2, C 2.970%, 3/20/23	2,840	2,868
2018-1, D 3.820%, 3/18/24	8,090	8,370
2019-1, C 3.360%, 2/18/25	8,800	9,023
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(1)	1,030	1,031
2018-1, B 144A 3.850%, 7/15/24(1)	4,000	4,032
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,167
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	21,560	21,627
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,298
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	3,705	3,706
2016-1, B 3.430%, 2/15/22	4,615	4,645
2017-1, B 2.910%, 12/15/22	7,000	7,026
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,657
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	2,002
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,125
	Par Value	Value

Automobiles—continued
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(1)	$110	$110
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,768
2019-2A, D 144A 3.280%, 1/15/25(1)	4,220	4,256
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	6,971
2019-3A, D 144A 3.040%, 4/15/25(1)	1,840	1,834
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	490	489
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	6,293	6,296
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,483
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	10,000	10,037
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,638
2019-3A, B 144A 2.860%, 1/16/29(1)	3,820	3,813
Drive Auto Receivables Trust
2.900%, 8/15/25	12,770	12,903
2018-4, D 4.090%, 1/15/26	13,505	13,879
2019-1, C 3.780%, 4/15/25	6,450	6,560
2019-4, C 2.510%, 11/17/25	6,410	6,414
DT Auto Owner Trust
2017-1A, D 144A 3.550%, 11/15/22(1)	7,896	7,939
2018-1A, C 144A 3.470%, 12/15/23(1)	8,919	8,950
2018-3A, C 144A 3.790%, 7/15/24(1)	8,910	9,052
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,965
2019-2A, B 144A 2.990%, 4/17/23(1)	2,840	2,859
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,699
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,348
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	12,804	12,839
2018-1A, C 144A 3.030%, 1/17/23(1)	19,510	19,578
2018-2A, C 144A 3.690%, 3/15/23(1)	6,995	7,065
2018-3A, C 144A 3.710%, 6/15/23(1)	7,970	8,075
2018-4A, D 144A 4.350%, 9/16/24(1)	7,335	7,560
2019-1A, C 144A 3.820%, 12/16/24(1)	8,305	8,483
2019-1A, D 144A 4.130%, 12/16/24(1)	10,200	10,520
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-2A, C 144A 3.300%, 3/15/24(1)	$6,775	$6,873
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,605
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	4,994
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,088
2017-2A, B 144A 2.650%, 11/15/22(1)	2,160	2,164
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,748
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	4,221	4,229
2016-2, B 144A 3.840%, 9/15/22(1)	2,519	2,527
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	5,079
2017-1, C 144A 3.220%, 5/15/23(1)	7,500	7,544
2017-3, C 144A 2.910%, 9/15/23(1)	6,980	7,014
2019-1, C 144A 3.600%, 2/18/25(1)	3,160	3,239
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,397
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	9,008
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,489
2018-1, C 144A 3.680%, 8/15/23(1)	1,685	1,708
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,668
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,795
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(1)	8,380	8,520
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,499
2019-4A, B 144A 2.780%, 9/16/24(1)	8,600	8,614
2019-4A, C 144A 3.060%, 8/15/25(1)	11,530	11,542
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,132
2018-1A, A 144A 2.820%, 7/15/22(1)	888	890
2018-1A, B 144A 3.520%, 8/15/23(1)	11,975	12,049
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	29,000	29,033
2015-3A, A 144A 2.670%, 9/25/21(1)	27,702	27,778
2016-4A, A 144A 2.650%, 7/25/22(1)	12,335	12,398
	Par Value	Value

Automobiles—continued
2019-1A, A 144A 3.710%, 3/25/23(1)	$12,000	$12,309
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,565
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	6,220	6,234
2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	12,107
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	8,355	8,386
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,920
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,104
Santander Drive Auto Receivables Trust
2017-2, C 2.790%, 8/15/22	2,152	2,156
2017-3, C 2.760%, 12/15/22	4,510	4,524
2018-2, C 3.350%, 7/17/23	12,425	12,554
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(1)	2,364	2,369
2019-1A, C 144A 3.630%, 9/16/24(1)	3,695	3,686
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,962
Tesla Auto Lease Trust
2018-A, C 144A 2.970%, 4/20/20(1)	2,000	2,000
2018-A, D 144A 3.300%, 5/20/20(1)	2,970	2,973
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,463
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,336
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(1)	3,165	3,188
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,540	2,570
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,638
2019-1, E 144A 4.290%, 8/12/24(1)	1,605	1,622
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	9,370	9,476
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,983
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	9,391	9,401
2018-1A, C 144A 2.920%, 5/15/23(1)	22,494	22,554
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,229
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,369
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-3A, D 144A 4.000%, 10/16/23(1)	$10,900	$11,147
		774,395

Consumer Loans—0.5%
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	5,228
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	8,000	7,969
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	7,165	7,170
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	6,414	6,411
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	3,355	3,354
		30,132

Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	4,600	4,682
Equipment—0.3%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,356
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/15/26(1)	5,620	5,606
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,599
		17,561

Other—9.6%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	6,052	6,087
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	7,765	7,824
2019-A, A 144A 3.140%, 7/16/40(1)	6,039	6,051
2019-A, C 144A 4.010%, 7/16/40(1)	6,130	6,110
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	3,560	3,573
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,873
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	5,143	5,146
2019-A, A 144A 3.280%, 9/26/33(1)	7,160	7,302
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	15,578	15,982
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	756	756
2013-A, A 144A 3.010%, 12/4/28(1)	2,213	2,209
	Par Value	Value

Other—continued
2015-A, A 144A 2.880%, 5/2/30(1)	$2,171	$2,164
2017-A, A 144A 2.950%, 10/4/32(1)	5,314	5,304
CCG Receivables Trust
2019-1, B 144A 3.220%, 9/14/26(1)	1,970	2,008
2019-2, B 144A 2.550%, 3/15/27(1)	5,405	5,397
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	1,589	1,598
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	5,747	5,750
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	2,394	2,408
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	14,847	15,042
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	7,307	7,377
2018-1, B 144A 4.190%, 1/21/31(1)	3,880	3,967
2019-1A, B 144A 3.530%, 2/20/32(1)	7,505	7,488
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	760	760
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(1)	1,882	1,885
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 4.803%, 4/15/27(1)(5)	1,846	1,855
ExteNet LLC 2019-1A, A2 144A 3.204%, 7/26/49(1)	7,800	7,834
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	656	663
2017-1A, A 144A 3.300%, 7/15/33(1)	5,413	5,437
2019-1A, A 144A 3.860%, 11/15/34(1)	5,743	5,827
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	13,500	13,827
2019-1, B 144A 3.870%, 6/18/26(1)	4,030	4,081
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	7,298
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	2,022	2,023
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,535	20,654
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	2,551	2,544
2017-AA, A 144A 2.660%, 12/26/28(1)	3,161	3,173
2018-AA, A 144A 3.540%, 2/25/32(1)	5,511	5,666
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	10,230	10,240
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	$20,630	$20,856
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,679
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	8,831
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	10,199
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,289
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	2,003	2,007
2019-2A, A 144A 3.130%, 7/16/29(1)	5,662	5,698
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,595	1,584
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	428	428
2016-1A, A 144A 2.250%, 12/20/33(1)	2,009	1,995
2017-1A, A 144A 2.420%, 12/20/34(1)	1,815	1,818
2019-1A, A 144A 2.890%, 11/20/36(1)	7,260	7,348
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	15,650	15,638
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	4,463	4,462
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,524
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,559
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	8,745	8,821
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(1)	820	819
2015-AA, A 144A 2.880%, 9/8/27(1)	2,133	2,143
2018-A, A 144A 3.100%, 11/8/30(1)	3,641	3,671
2019-A, B 144A 3.360%, 4/9/38(1)	9,600	9,693
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(1)	3,710	3,755
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(1)	17,400	17,519
2019-3A, A 144A 3.190%, 7/15/25(1)	5,093	5,118
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,157
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	2,701	2,720
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	1,561	1,569
	Par Value	Value

Other—continued
2016-2A, A 144A 2.330%, 7/20/33(1)	$1,486	$1,482
2018-2A, A 144A 3.500%, 6/20/35(1)	3,563	3,618
2019-1A, B 144A 3.420%, 1/20/36(1)	3,463	3,509
2019-2A, B 144A 2.820%, 5/20/36(1)	12,730	12,802
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	1,935	1,935
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	2,878	2,883
2017-1, A 144A 3.280%, 1/26/26(1)	4,116	4,128
2017-3, A 144A 2.770%, 5/25/26(1)	3,637	3,650
2017-5, A2 144A 2.780%, 9/25/26(1)	10,479	10,517
2017-6, A2 144A 2.820%, 11/25/26(1)	9,443	9,473
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	19,780	19,899
2019-3, A 144A 2.900%, 5/25/28(1)	4,933	4,963
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	2,439	2,440
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	18,534	19,394
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	7,098	7,579
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	8,188	8,391
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	5,414	5,415
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(1)(6)	5,877	5,877
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)(6)	6,951	6,954
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	2,175	2,180
Upstart Securitization Trust
2019-1, A 144A 3.450%, 4/20/26(1)	1,081	1,082
2019-1, B 144A 4.190%, 4/20/26(1)	9,380	9,454
2019-2, A 144A 2.897%, 9/20/29(1)	7,132	7,151
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,481
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,610
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	2,715	2,709
2017-A, A 144A 2.330%, 3/20/35(1)	5,323	5,320
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	799	798
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
2015-AA, A 144A 2.790%, 6/16/31(1)	$1,833	$1,834
2019-AA, B 144A 2.990%, 6/15/38(1)	6,281	6,312
Wendy’s Funding LLC
2018-1A, A2I 144A 3.573%, 3/15/48(1)	9,286	9,383
2019-1A, A2I 144A 3.783%, 6/15/49(1)	9,084	9,265
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	2,590	2,597
2018-1A, A 144A 3.380%, 12/20/31(1)	4,023	4,065
		612,233

Student Loan—0.3%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	12,805	12,678
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	154	154
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	2,268	2,265
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	3,150	3,157
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	762	762
		19,016

Total Asset-Backed Securities (Identified Cost $1,463,139)		1,474,945

Corporate Bonds and Notes—30.4%
Communication Services—2.3%
Altice France S.A. 144A 7.375%, 5/1/26(1)	6,355	6,823
AT&T, Inc. (3 month LIBOR + 0.890%) 2.799%, 2/15/23(5)	8,918	8,990
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	3,690	4,087
144A 5.125%, 8/15/27(1)	3,265	3,400
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	4,598
144A 6.625%, 8/15/27(1)(2)	4,370	4,250
Discovery Communications LLC
3.300%, 5/15/22	11,200	11,484
2.950%, 3/20/23	6,325	6,442
DISH DBS Corp.
5.875%, 7/15/22	6,245	6,620
5.000%, 3/15/23	6,445	6,612
Frontier Communications Corp.
8.500%, 4/15/20(2)	3,200	1,901
8.875%, 9/15/20	3,380	1,825
iHeartCommunications, Inc.
8.375%, 5/1/27	213	235
Escrow 144A (1)(6)	1,945	—
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	2,795	2,893
	Par Value	Value

Communication Services—continued
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	$3,565	$3,743
Sprint Corp. 7.875%, 9/15/23	11,690	12,898
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	8,728	8,806
144A 4.738%, 3/20/25(1)	8,210	8,694
Tencent Holdings Ltd.
144A 2.985%, 1/19/23(1)	7,050	7,155
144A 3.280%, 4/11/24(1)	18,933	19,467
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.010%, 5/15/25(5)	16,061	16,429
		147,352

Consumer Discretionary—1.6%
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	6,440	6,706
Aptiv Corp. 4.150%, 3/15/24	17,960	19,018
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	7,139
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	3,200	3,359
General Motors Financial Co., Inc.
4.200%, 3/1/21	7,300	7,457
3.550%, 4/9/21	2,847	2,901
GLP Capital LP
5.250%, 6/1/25	13,175	14,461
5.750%, 6/1/28	1,863	2,115
International Game Technology plc 144A 6.250%, 2/15/22(1)	5,190	5,475
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(1)	6,370	7,119
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	7,490
144A 8.250%, 3/15/26(1)	5,935	6,543
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	11,016
		100,799

Consumer Staples—1.2%
Albertson’s Cos. LLC 5.750%, 3/15/25	6,390	6,614
Altria Group, Inc. 3.800%, 2/14/24	16,788	17,657
BAT Capital Corp. 2.764%, 8/15/22	14,195	14,397
Campbell Soup Co.
3.300%, 3/15/21	4,613	4,681
3.650%, 3/15/23	11,370	11,838
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	18,440
		73,627

Energy—4.6%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,674	4
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	$6,070	$5,949
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	13,675
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,409
Cheniere Energy Partners LP 5.625%, 10/1/26	14,860	15,714
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	780	837
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	7,069
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	6,930	7,044
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,806
Ecopetrol S.A. 5.875%, 9/18/23	16,695	18,473
Encana Corp.
3.900%, 11/15/21	7,960	8,148
8.125%, 9/15/30	8,110	10,445
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	5,083
4.500%, 11/1/23	10,760	11,392
Gazprom PJSC Via Gaz Capital SA
144A 6.510%, 3/7/22(1)(7)	3,000	3,255
144A 4.950%, 7/19/22(1)(7)	3,390	3,585
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	20,300	22,451
MPLX LP 3.375%, 3/15/23	15,635	16,047
Petrobras Global Finance B.V. 5.299%, 1/27/25	45,800	49,945
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	740
Petroleos Mexicanos
4.625%, 9/21/23(2)	27,385	28,576
6.875%, 8/4/26	14,795	16,246
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,222
6.250%, 3/15/22	11,580	12,437
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,520	3,599
Transocean, Inc. 144A 9.000%, 7/15/23(1)	3,680	3,887
USA Compression Partners LP 6.875%, 4/1/26	12,830	13,471
		296,509

Financials—10.2%
AerCap Ireland Capital DAC 3.950%, 2/1/22	6,835	7,060
Ares Capital Corp.
3.625%, 1/19/22	4,475	4,553
3.500%, 2/10/23	7,365	7,471
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	15,116
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	18,858
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)(4)	16,280	17,257
	Par Value	Value

Financials—continued
Bank of America Corp.
4.200%, 8/26/24	$10,473	$11,242
3.950%, 4/21/25	6,325	6,744
(3 month LIBOR + 0.770%) 2.661%, 2/5/26(5)	11,312	11,304
(3 month LIBOR + 1.000%) 2.936%, 4/24/23(5)	14,445	14,605
Barclays plc 3.200%, 8/10/21	10,345	10,485
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,201
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,657
Capital One N.A. 2.950%, 7/23/21	14,425	14,629
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,701
Citigroup, Inc.
3.200%, 10/21/26	24,642	25,541
(3 month LIBOR + 1.430%) 3.337%, 9/1/23(5)	7,115	7,266
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000	6,555
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(1)	3,330,000KZT	8,131
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,909
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	26,382
3.850%, 1/26/27	26,835	28,540
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	8,423	8,518
HSBC Holdings plc
2.950%, 5/25/21	10,000	10,125
(3 month LIBOR + 1.500%) 3.543%, 1/5/22(5)	6,524	6,653
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	17,840
ICAHN Enterprises LP
6.250%, 2/1/22	10,285	10,480
6.250%, 5/15/26	10,030	10,682
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	19,380	19,674
(3 month LIBOR + 0.750%) 2.654%, 11/8/20(5)	630	631
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,505
3.875%, 9/10/24	9,490	10,152
(3 month LIBOR + 0.900%) 2.840%, 4/25/23(5)	18,055	18,208
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.006%, 4/20/67(5)(8)	2,885	2,438
Macquarie Group Ltd. 144A 6.000%, 1/14/20(1)	10,950	10,963
Mizuho Financial Group, Inc.
3.922%, 9/11/24	5,000	5,253
144A 2.632%, 4/12/21(1)	14,145	14,261
Morgan Stanley
3.875%, 4/29/24	23,825	25,329
(3 month LIBOR + 0.930%) 2.883%, 7/22/22(5)	18,055	18,226
Navient Corp. 5.875%, 10/25/24	11,732	12,553
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc. 5.625%, 6/15/43(8)	$13,774	$14,807
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,379	11,825
3.700%, 3/28/22	5,808	5,967
3.500%, 6/7/24	12,715	13,071
SBA Tower Trust
144A 3.156%, 10/8/20(1)	6,050	6,056
144A 3.168%, 4/11/22(1)	18,490	18,673
144A 2.836%, 1/15/25(1)	3,625	3,660
Sberbank of Russia RegS 5.717%, 6/16/21(4)(7)	7,000	7,325
Springleaf Finance Corp.
6.875%, 3/15/25	8,580	9,760
7.125%, 3/15/26	2,695	3,116
Synchrony Financial 4.375%, 3/19/24	12,785	13,631
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	16,398
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	8,475	8,559
Wells Fargo & Co.
2.500%, 3/4/21	7,465	7,517
3.750%, 1/24/24	11,825	12,490
Wells Fargo Bank N.A. 3.550%, 8/14/23	9,555	10,011
		649,564

Health Care—1.7%
AbbVie, Inc.
3.375%, 11/14/21	1,901	1,950
3.200%, 11/6/22	1,940	1,990
3.750%, 11/14/23	3,000	3,156
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,827
3.450%, 3/15/22	3,815	3,901
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,602
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	745	808
Cigna Corp.
3.750%, 7/15/23	5,765	6,042
(3 month LIBOR + 0.890%) 2.891%, 7/15/23(5)	7,542	7,584
HCA, Inc. 5.375%, 2/1/25	7,250	8,017
Mylan NV 3.950%, 6/15/26	17,310	18,028
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,054
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	9,325
Takeda Pharmaceutical Co. Ltd. 4.000%, 11/26/21	10,075	10,416
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,453
144A 4.875%, 1/1/26(1)	8,215	8,604
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24(2)	800	810
	Par Value	Value

Health Care—continued
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	$12,415	$12,671
		110,238

Industrials—2.2%
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	7,317
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	10,442	10,700
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	17,074	17,793
Beacon Roofing Supply, Inc.
144A 4.875%, 11/1/25(1)	6,355	6,387
144A 4.500%, 11/15/26(1)	1,790	1,844
Bombardier, Inc. 144A 5.750%, 3/15/22(1)	6,240	6,445
CNH Industrial N.V. 4.500%, 8/15/23	15,130	16,151
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	777	778
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	9,590	9,862
Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A 5.125%, 11/30/22(1)	6,682	6,830
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	5,514	5,615
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	6,153
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	22,887	22,407
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	7,770	8,197
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	12,555	13,592
		140,071

Information Technology—2.0%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	12,500	13,155
Broadcom Corp.
2.375%, 1/15/20	13,820	13,821
2.650%, 1/15/23	9,730	9,780
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	16,180	16,816
Dell International LLC 144A 5.450%, 6/15/23(1)	6,380	6,916
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	4,545	4,658
2.250%, 4/1/23	9,470	9,454
(3 month LIBOR + 0.720%) 2.763%, 10/5/21(5)	2,830	2,831
PayPal Holdings, Inc. 2.650%, 10/1/26	15,095	15,290
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	10,250	10,558
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VMware, Inc. 2.950%, 8/21/22	$22,120	$22,541
		125,820

Materials—1.5%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	12,563
Celanese US Holdings LLC 3.500%, 5/8/24	12,755	13,180
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,573
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	17,615	18,357
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	7,976
OCP SA RegS 5.625%, 4/25/24(4)	2,800	3,094
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,065	5,236
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	9,157
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	8,635	8,662
144A 3.933%, 4/23/21(1)	8,635	8,780
		96,578

Real Estate—0.9%
iStar, Inc.
4.750%, 10/1/24	1,600	1,658
4.250%, 8/1/25	6,430	6,501
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,360
4.000%, 7/15/22	7,345	7,515
Service Properties Trust
4.500%, 6/15/23	10,780	11,201
4.350%, 10/1/24	9,585	9,842
		56,077

Utilities—2.2%
CenterPoint Energy, Inc. 2.500%, 9/1/24	12,700	12,707
DTE Energy Co. 2.529%, 10/1/24	15,896	15,958
Exelon Corp.
2.850%, 6/15/20	18,845	18,887
3.497%, 6/1/22	8,261	8,481
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	19,197	19,834
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,198
PSEG Power LLC 3.850%, 6/1/23	18,125	19,011
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	19,189
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(6)	5,925	7
Toledo Edison Co. (The) 7.250%, 5/1/20	224	227
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	$15,540	$15,729
		141,228

Total Corporate Bonds and Notes (Identified Cost $1,896,025)		1,937,863

Leveraged Loans(5)—6.8%
Aerospace—0.3%
American Airlines, Inc. 2018 (3 month LIBOR + 1.750%) 0.000%, 6/27/25(9)	6,570	6,575
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.550%, 12/6/25	2,312	2,336
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.718%, 12/11/26	4,270	4,304
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.299%, 5/30/25	3,286	3,294
2018, Tranche F (1 month LIBOR + 2.500%) 4.299%, 6/9/23	3,823	3,833
		20,342

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.800%, 9/29/24	3,829	3,815
Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	14,825	14,529
Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(3)(6)	66	—
Financial—0.6%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.000%) 4.799%, 11/3/23	6,834	6,869
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.799%, 6/16/25	9,678	9,668
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 3.695%, 10/6/23	5,774	5,794
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 3.799%, 12/27/22	3,775	3,792
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.475%, 6/28/23	9,152	9,198
		35,321

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 3.549%, 3/28/24	3,575	3,587
Tranche B-3 (1 month LIBOR + 1.750%) 3.549%, 3/11/25	1,909	1,916
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Tranche B-4 (3 month LIBOR + 1.750%) 0.000%, 1/27/27(9)	$3,490	$3,506
Chobani LLC Tranche B (3 month LIBOR + 3.500%) 5.299%, 10/10/23	6,242	6,240
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 4.138%, 8/3/25	8,931	8,961
		24,210

Food and Drug—0.1%
Albertsons LLC 2019-1, Tranche B-7 (1 month LIBOR + 2.750%) 4.549%, 11/17/25	3,712	3,742
Forest Prod / Containers—0.2%
Berry Global, Inc.
Tranche U (3 month LIBOR + 2.500%) 4.215%, 7/1/26	2,537	2,541
Tranche W (1 month LIBOR + 2.000%) 3.715%, 10/1/22	6,109	6,126
Tranche X (1 month LIBOR + 2.000%) 3.715%, 1/19/24	1,016	1,019
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.049%, 1/31/25	2,656	2,450
		12,136

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.549%, 12/23/24	9,059	9,068
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.542%, 6/22/26	9,796	9,857
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.550%, 4/29/24	8,935	8,902
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.471%, 8/14/24	4,242	4,250
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.549%, 7/8/24	10,845	10,907
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 5.050%, 4/29/26	5,445	5,477
		48,461

Healthcare—0.4%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	1,793	1,802
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	5,884	5,913
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.500%) 4.299%, 3/1/24	3,873	3,884
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.549%, 10/10/25	6,386	5,431
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	7,675	7,708
	Par Value	Value

Healthcare—continued
Select Medical Corp. Tranche B (6 month LIBOR + 2.500%) 4.580%, 3/6/25	$1,548	$1,550
		26,288

Housing—0.2%
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	11,819	11,809
Information Technology—0.5%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 9/19/24(9)	190	190
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.800%, 9/19/25	7,597	7,644
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.909%, 11/1/23	13,967	14,030
Second Lien (3 month LIBOR + 8.250%) 10.159%, 11/1/24	3,782	3,851
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	2,841	2,859
Tranche B-4 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	1,970	1,983
Tranche B-5 (1 month LIBOR + 2.250%) 4.049%, 4/16/25	3,777	3,800
		34,357

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	9,501	7,601
NCR Corp. (1 month LIBOR + 2.500%) 4.300%, 8/28/26	2,433	2,457
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 4.799%, 3/28/25	6,396	6,282
		16,340

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.030%, 8/24/26	3,661	3,653
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	8,770	8,811
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.050%, 1/3/24	8,000	7,977
		20,441

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 3.990%, 7/17/25	4,424	4,426
2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	7,275	7,275
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
2019 (1 month LIBOR + 2.500%) 4.240%, 4/15/27	$3,966	$3,979
		15,680

Media / Telecom - Diversified Media—0.2%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.695%, 7/8/22	4,751	4,506
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 5.299%, 8/21/26	6,454	6,483
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.049%, 2/28/25	3,193	3,189
		14,178

Media / Telecom - Telecommunications—0.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.549%, 1/31/25	6,034	6,055
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.550%, 2/1/27	9,450	9,503
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.800%, 10/5/23	6,646	6,278
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 5.550%, 6/17/24	11,447	11,486
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.549%, 3/1/27	9,083	9,112
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 6.299%, 11/1/24	3,219	2,372
		44,806

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	4,025	4,046
Retail—0.1%
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.301%, 1/30/23	7,070	6,829
Service—0.5%
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 4.799%, 5/30/25	6,432	6,437
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.299%, 6/30/24	4,481	4,453
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 5.799%, 9/3/26	10,074	10,156
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	5,966	5,505
	Par Value	Value

Service—continued
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 3.549%, 11/16/26	$8,569	$8,598
		35,149

Transportation - Automotive—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 3.906%, 12/30/26	2,770	2,794
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.305%, 4/30/26	6,932	6,946
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 4.799%, 10/1/25	6,059	5,913
		15,653

Utility—0.4%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 8/1/25	8,183	8,234
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/1/26	9,801	9,850
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20	5,705	5,705
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(10)	1,900	1,900
		25,689

Total Leveraged Loans (Identified Cost $436,837)		433,821

	Shares
Preferred Stocks—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070(11)	12,191
Huntington Bancshares, Inc. Series E, 5.700%	3,303(11)	3,427
JPMorgan Chase & Co. Series Z, 5.300%	3,985(11)	4,015
Wells Fargo & Co. Series K, 5.664%	8,684(11)	8,792
		28,425

Total Preferred Stocks (Identified Cost $28,048)		28,425

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(12)	48,842	140
Energy—0.0%
Frontera Energy Corp.	148,014	1,114
Total Common Stocks (Identified Cost $2,826)		1,254

Exchange-Traded Funds—1.0%
Invesco Senior Loan ETF(13)	699,824	15,970
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

iShares iBoxx High Yield Corporate Bond ETF(13)	547,920	$48,184
Total Exchange-Traded Funds (Identified Cost $63,541)		64,154

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(12)	98,789	96
Total Rights (Identified Cost $84)		96

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(6)(12)	20,771	306
Total Warrant (Identified Cost $361)		306

Total Long-Term Investments—99.0% (Identified Cost $6,261,492)		6,311,833

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(13)(14)	16,204,834	16,205
Total Securities Lending Collateral (Identified Cost $16,205)		16,205

TOTAL INVESTMENTS—99.3% (Identified Cost $6,277,697)		$6,328,038
Other assets and liabilities, net—0.7%		47,669
NET ASSETS—100.0%		$6,375,707

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $3,825,216 or 60.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Interest payments may be deferred.
(9)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Netherlands	2
Canada	1
Cayman Islands	1
Mexico	1
United Kingdom	1
Indonesia	1
Other	8
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,474,945	$—	$1,462,114	$12,831
Corporate Bonds and Notes	1,937,863	—	1,937,852	11
Foreign Government Securities	322,756	—	322,756	—
Leveraged Loans	433,821	—	433,821	—
Mortgage-Backed Securities	1,936,067	—	1,917,672	18,395
Municipal Bond	4,334	—	4,334	—
U.S. Government Securities	107,812	—	107,812	—
Equity Securities:
Preferred Stocks	28,425	—	28,425	—
Exchange-Traded Funds	64,154	64,154	—	—
Common Stocks	1,254	1,254	—	—
Rights	96	—	96	—
Warrant	306	—	—	306
Securities Lending Collateral	16,205	16,205	—	—
Total Investments	$6,328,038	$81,613	$6,214,882	$31,543
Securities held by the Fund with an end of period value $33,626 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Mortgage-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Right	Warrant
Investments in Securities
Balance as of September 30, 2019:	$67,186	$14,074	$52,720	$11(a)	$—(a)	$85	$296
Accrued discount/(premium)	—	—	—(b)	—	—	—	—
Change in unrealized appreciation (depreciation)(c)	(72)	2	(96)	—	—	12	10
Sales(d)	(1,945)	(1,245)	(700)	—	—	—	—
Transfers from Level 3(e)	(33,626)	—	(33,529)	—	—	(97)	—
Balance as of December 31, 2019	$31,543	$12,831	$18,395	$11(a)	$—(a)	$—	$306
(a) Includes internally fair valued security currently priced at $0.
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, was $13.
(d) Includes paydowns on securities.
(e) Transfers into and/or from” represent the ending value as of December 31, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.